ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Variable Interest Entity
Entity	Date of establishment	Place of establishment	Percentage of ownership by the Company	Principal activities

Subsidiaries
Fine Brand Limited (“BVI”)	February 9, 2011	British Virgin Islands	100%	Investment Holding
500wan HK Limited (“500wan HK”)	March 8, 2011	Hong Kong	100%	Investment Holding
500.com USA Corporation (“500.com USA”)	July 21, 2014	USA	100%	Investment Holding
E-Sun Sky Computer (Shenzhen) Co., Ltd. (“E-Sun Sky Computer”)	June 18, 2007	PRC	100%	Software Service

VIEs
Shenzhen E-Sun Network Co., Ltd. (“E-Sun Network”)	December 7, 1999	PRC	-	Online Lottery Service
Shenzhen Youlanguang Science and Technology Co., Ltd. (“Youlanguang Technology”)	December 16, 2008	PRC	-	Online Lottery Service
Shenzhen Guangtiandi Science and Technology Co., Ltd. (“Guangtiandi Technology”)	December 16, 2008	PRC	-	Online Lottery Service
Shenzhen E-Sun Sky Network Technology Co., Ltd. (“E-Sun Sky Network”)*	May 22, 2006	PRC	-	Online Lottery Service
Shenzhen Wubai Zhifu Co.,Ltd (“500Fu”)**	April 23, 2014	PRC	-	Third party payment service
Lhasa Yicai Network Technology Co., Ltd. (“Lhasa Yicai”)**	October 17, 2014	PRC	-	Online Lottery Service
Beijing Baifengrun Science and Technology Co., Ltd. (“Baifengrun Technology”)***	June 13, 2014	PRC	-	Development, operation of mobile phone games

Variable Interest Entity, Primary Beneficiary [Member]
Carrying Amounts of Assets and Liabilities, Results of Operations and Cash Flows of VIEs
	As of December 31,2013	As of December 31,2014	As of December 31,2014
	RMB	RMB	US$

ASSETS
Current assets:
Cash and cash equivalents	27,831	330,690	53,298
Restricted cash	15,090	12,667	2,042
Short-term investments	-	70,182	11,311
Accounts receivable	50,778	48,550	7,825
Amounts due from intergroup companies	105,169	10,484	1,690
Prepayments and other current assets	92,395	149,256	24,055
Deferred tax assets, current portion	15,287	39,068	6,297

Total current assets	306,550	660,897	106,518

Non-current assets:
Property and equipment, net	28,703	35,283	5,687
Intangible assets, net	1,130	1,535	247
Deposits	5,771	9,903	1,596
Long-term investments	-	5,114	824
Deferred tax assets, non-current	157	343	55
Other non-current assets	2,738	1,794	289

Total non-current assets	38,499	53,972	8,698

TOTAL ASSETS	345,049	714,869	115,216

LIABILITIES
Current liabilities:
Short-term loans	12,802	-	-
Amounts due to intergroup companies	3,470	140,856	22,702
Accrued payroll and welfare payable	8,336	24,828	4,002
Accrued expenses and other current liabilities	72,857	100,367	16,176
Income tax payable	1,863	4,680	754

Total current liabilities	99,328	270,731	43,634

Non-current liabilities:
Long-term payables	29,328	42,540	6,856

Total non-current liabilities	29,328	42,540	6,856

TOTAL LIABILITIES	128,656	313,271	50,490

	For the years ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$

Net revenues	113,566	182,255	447,898	72,188
Net income	3,720	19,759	185,205	29,850

	For the years ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
Net cash generated from (used in) operating activities	(22,690)	(157,646)	422,702	68,127
Net cash generated from (used in) investing activities	1,587	156,033	(107,041)	(17,252)
Net cash generated from (used in) financing activities	(966)	13,052	(12,802)	(2,063)